GUARANTEE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
GUARANTEE LIABILITIES
Total	¥ 179
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Total	46	¥ 172	¥ 207,997
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Total	¥ 133	¥ 2,269	¥ 702,952